Deposits and Subordinated Debt - Summary of Deposits Payable on a Fixed (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 453,369
Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	405,114	$ 376,262
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	315,587
Canada | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	273,963	259,670
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	77,626
United States | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	70,995	69,206
Other
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	60,156
Other | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 60,156	$ 47,386